ACCOUNTS RECEIVABLE, NET	12 Months Ended
Oct. 31, 2025
Accounts Receivable Net
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	October 31, 2025	October 31, 2024

Accounts receivable	$187,828	$–
Less: allowance for credit losses	–	–
Accounts receivable, net	$187,828	$–

All of the accounts receivable balance as of October 31, 2025 was collected as of the issuance date of the audited consolidated financial statements.